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                                   [GRAPHIC]

                                                 Semiannual Report June 30, 2001


Oppenheimer
Bond Fund/VA

A Series of Oppenheimer Variable Account Funds


                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest


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Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA
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Objective

Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income from investing in high yield, fixed income securities. Secondly, the Fund seeks capital growth when this is consistent with its primary objective of high income.

================================================================================

Narrative by David Negri and John Kowalik, Co-Portfolio Managers

Reflecting a generally favorable environment for fixed income securities, Oppenheimer Bond Fund/VA provided a cumulative total return of 5.38% for the six-month period that ended June 30, 2001.(1)

     In what amounted to a dramatic reversal of last year's monetary tightening by the U.S. Federal Reserve, short-term interest rates ratcheted increasingly lower during the period, benefiting our results. The Fund was well positioned for these changes, emphasizing a mix of "spread" products, such as mortgage-related securities, investment-grade corporate bonds and better quality high yield bonds. This broad diversification, combined with a move toward shorter maturities, enabled the Fund to maintain a high current yield, limit interest rate risk and, ultimately, profit from price appreciation when interest rates fell. Please keep in mind, however, that commercial mortgage-backed securities may be subject to substantial price volatility.

     Traditionally, we have employed "spread" products to generate yield--the Fund's primary objective--while using U.S. Treasury bonds to provide a margin of safety against credit risk. However, as supplies of Treasuries have dwindled, a by-product of the federal government's efforts in 2000 to retire its longer term debt, we were forced to explore other ways to manage the ongoing trade-off between interest rate sensitivity and credit quality. Furthermore, as demand has risen for the dwindling supply of Treasuries, their prices have been pushed higher while yields have declined considerably.

     This situation was further complicated last year when the Treasury buyback, combined with rising short-term interest rates, caused the normal relationship between yields and maturities to invert. In other words, short-term interest rates, which are usually lower than long-term rates, were either higher or at the same level. As a result, and in anticipation of the eventual reversal of this unusual yield/maturity relationship, we implemented two structural changes to the Fund toward the latter part of 2000. First, we invested in intermediate-term Treasury futures, which allowed us to increase our exposure to the Treasury market without decreasing yield. Second, we lowered our maturities in mortgage-related securities and corporate bonds from long term (typically 10-30 years) to intermediate term (typically 5-10 years).

     The move to shorter maturities allowed us to lessen the Fund's duration--or sensitivity to changing interest rates--which helped offset the elevated interest rate risk incurred by the increased exposure to Treasuries. In addition, by focusing on intermediate term securities, we were able to capture yields that approached those of generally higher yielding long-term bonds with less risk. We also benefited from price appreciation, as lower short-term interest rates during the period helped to normalize yield/maturity relationships. Declining yields for intermediate term bonds helped boost prices, while yields on long maturity issues either rose or remained the same.

     While we were fortunate to garner this price appreciation, it's important to point out that we consider yield or interest payments to be the major component of the Fund's total return. In managing for high current yield, broad diversification across all major sectors of the bond market allows us to control risk levels while seeking additional yield and good relative price performance in both up and down markets.

     This strategy worked to the Fund's advantage during the period, as investment-grade corporate bonds performed solidly across the board. Lower interest rates contributed to the success of this sector, making it easier for corporations to reduce their debt service and maintain profitability in a slowing economy. However, as spreads, or the differences in yields versus Treasuries, reached what we believe to be attractive levels--a sign that the potential for further gains might be somewhat limited--we took opportunities to reduce our exposure.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distribution, and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                           Oppenheimer Bond Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA
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Instead, we shifted those assets to mortgage-related securities, which offered higher yields than investment-grade corporate bonds, but with a similar level of interest rate risk.(2) High yield bonds also performed well, rebounding from a weak 2000 brought on by pressures in the lower rated telecommunications sector. Although these pressures continued to persist, our limited exposure to the sector and focus on higher quality bonds contributed to the Fund's overall returns.

     Going forward, however, the prognosis seems a little less certain. Bond investors appear to be on the defensive, anticipating the "end game" with respect to further interest rate cuts and concerned that the lower interest rate environment may lead to a resurgence of inflation. While no one knows for sure what the future holds, we believe we have positioned the Fund to meet its objective regardless of market events. By focusing on yield, maintaining broad diversification and effectively managing risk, Oppenheimer Bond Fund/VA continues to be an important part of The Right Way to Invest.


(2) The Fund's portfolio is subject to change.


                            Oppenheimer Bond Fund/VA                           3

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Statement of Investments June 30, 2001 (Unaudited)
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
                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
=================================================================================================================================
Asset-Backed Securities--7.3%
---------------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through Certificates,
Series 2001-A, Cl. IA4, 6.85%, 3/15/32                                                               $  1,800,000   $   1,797,750
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LBFTC I, Home Equity Collateralized Mtg. Obligations,
Series 2000-1A, Cl. D, 10%, 2/25/30(1)                                                                  6,205,391       6,122,006
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Lease Investment Flight Trust, Collateralized Plane Obligations,
Series 1A, Cl. D2, 8%, 7/15/31(2)                                                                       5,850,000       4,266,844
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Liberte American Loan Master Trust, Collateralized Loan Obligations,
Series 1999-1A, Cl. D2, 9.07%, 11/25/06(2)(3)                                                           9,000,000       7,380,000
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Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31(2)                                                               5,729,945       5,855,288
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MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 11.155%, 7/25/07(2)(3)                                                            1,638,629       1,632,997
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NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                                                6,393,312       5,813,918
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Option One Mortgage Securities Corp., Home Equity Mtg. Pass-Through Certificates:
Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(2)                                                             3,342,476       3,144,017
Series 1999-3, Cl. CTFS, 10.80%, 12/26/29                                                               2,686,647       2,586,738
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Seneca Funding I Ltd., Commercial Bond Obligations, Cl. A, 6.75%, 5/31/29(2)(3)                         7,540,000       5,786,950
                                                                                                                    -------------
Total Asset-Backed Securities (Cost $45,031,076)                                                                       44,386,508
=================================================================================================================================
Corporate Loans--0.5%
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Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.95%, 6/17/06(2)(3) (Cost $3,049,939)                                                                  3,080,746       2,957,516
=================================================================================================================================
Mortgage-Backed Obligations--80.8%
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Government Agency--60.8%
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FHLMC/FNMA/Sponsored--60.8%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                           369,918         390,031
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Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2054, Cl. TE, 6.25%, 4/15/24                                    109,000         108,489
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Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 16.575%, 2/1/28(4)                                                                 56,419,605      14,510,417
Series 194, Cl. IO, 10.322%, 4/1/28(4)                                                                 38,833,647      10,369,797
Series 197, Cl. IO, 8.446%, 4/1/28(4)                                                                  11,909,139       3,206,163
Series 202, Cl. IO, 9.632%, 4/1/29(4)                                                                  43,557,660      11,883,074
Series 203, Cl. IO, 12.164%, 6/15/29(4)                                                                18,808,913       5,213,596
Series 204, Cl. IO, 12.010%, 5/15/29(4)                                                                19,803,852       5,415,116
Series 205, Cl. IO, 11.745%, 9/15/29(4)                                                                23,908,273       5,947,183
Series 207, Cl. IO, 19.114%, 4/15/30(4)                                                                18,975,475       4,376,219
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Federal National Mortgage Assn.:
6%, 7/16/31(5)                                                                                         37,000,000      35,508,530
6.50%, 3/1/11                                                                                             382,730         385,926
6.50%, 7/1/28(5)                                                                                      236,950,000     233,173,017
7%, 4/1/04-11/1/25                                                                                        497,581         501,490
7%, 7/25/27(5)                                                                                         34,000,000      34,148,920
7.50%, 1/1/08-1/1/26                                                                                    1,496,278       1,533,113
8%, 5/1/17                                                                                                 98,966         103,070


4                           Oppenheimer Bond Fund/VA

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Statement of Investments (Unaudited) (Continued)
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
                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
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
FHLMC/FNMA/Sponsored (continued)
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Trust 131, Cl. G, 8.75%, 11/25/05                 $    731,448   $     762,536
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Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%, 4/25/19                                  416,542         451,294
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Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security, Trust 311, Cl. 2, 10.886%, 6/1/30(4)                                             12,441,410       3,436,940
                                                                                                                    -------------
                                                                                                                      371,424,921
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GNMA/Guaranteed--0.0%
Government National Mortgage Assn., 7%, 1/15/09-5/15/09                                                   291,855         299,857
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Private--20.0%
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Commercial--19.0%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D2, Cl. A3, 7.546%, 2/14/29                                                                10,000,000       9,796,875
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(3)                                                                218,000         172,748
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(3)                                                                218,000         167,128
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                                                219,000         156,106
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                                  5,400,000       2,544,750
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Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 8.999%, 2/14/41(4)                                                            17,856,870       1,372,747
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Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 10.041%, 6/22/24(2)(4)                                    29,267,755       1,003,793
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Commercial Mortgage Acceptance Corp., Commercial Mtg. Obligations:
Series 1996-C1, Cl. D, 7.388%, 12/25/20(2)(3)                                                           1,625,000       1,616,875
Series 2000-FL2A, Cl. J-NS, 6.423%, 7/15/02(3)                                                          2,600,000       2,597,562
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Commercial Mortgage Asset Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. C, 7.35%, 8/17/13                                                                     673,400         677,924
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CRIIMI MAE Commercial Mortgage Trust I, Collateralized Mtg. Obligations:
Series 1998-C1, Cl. A1, 7%, 11/2/06(1)                                                                  3,300,000       3,246,891
Series 1998-C1, Cl. A2, 7%, 3/2/11(1)                                                                   9,750,000       9,395,801
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CS First Boston Mortgage Securities Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. AX, 7.912%, 4/11/30(2)(4)                                                          24,161,981       1,396,865
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DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
Series 1999-STF1, Cl. B6, 7.653%, 10/5/01(1)(3)                                                         3,134,000       2,958,692
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FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1994-C1, Cl. 2D, 8.70%, 9/25/25                                                                  1,500,000       1,485,000
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25                                                                  1,500,000       1,475,156
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First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.11%, 7/25/06(2)(3)                                                           2,746,000       2,663,620
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 2001-C2, Cl. E, 7.003%, 1/12/43                                  4,931,000       4,918,672
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C2, 9.319%, 5/18/28(4)                                               18,722,699         602,271
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.168%, 3/15/11(3)                                                               3,500,000       3,420,156
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped Mtg
Pass-Through Certificates, Series 1997-C1, Cl. X, 7.717%, 7/15/27(4)                                   17,586,391       1,236,543


                            Oppenheimer Bond Fund/VA                           5

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--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Commercial (continued)
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2001-Rock, Cl. C, 6.878%, 5/3/11(1)                                                           $  4,800,000   $   4,725,750
Series 2001-Rock, Cl. E, 6.878%, 5/3/11(1)                                                              3,300,000       3,226,523
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities, Commercial
Mtg. Pass-Through Obligations, Series 2001-FL1A, Series G, 5.175%, 7/13/13(2)(3)                        5,600,000       5,491,500
---------------------------------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg
Pass-Through Certificates, Series 2000-C3, Cl. C, 7.95%, 2/15/10                                        5,826,600       6,247,208
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 8.377%, 2/18/28(2)(4)                                    42,774,784       2,005,068
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.441%, 3/15/06(2)(3)                                                              715,000         651,535
Series 1997-RR, Cl. D, 7.771%, 4/30/39(1)                                                               4,300,231       3,468,807
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Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(1)                                                               1,625,000       1,432,698
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NationsBank Trust, Lease Pass-Through Certificates,
Series 1997A-1, 7.442%, 1/10/11(3)                                                                      2,232,813       2,308,868
---------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 2001-1, Cl. ECFD, 7.25%, 10/22/02                                                                6,500,000       6,467,500
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Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                                   3,000,000       2,987,111
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1999-NC2, Cl. M3, 7.055%, 4/25/29(3)                                                             3,072,000       3,110,400
Series 2001-CDCA, Cl. GSA, 5.98%, 2/15/13(1)(3)                                                         4,891,800       4,885,685
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Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 1998-8, Cl. B, 5.389%, 8/25/28(3)                                6,600,000       6,492,750
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 2000-C2, Cl. K, 5.834%, 3/20/03(2)(3)                                                            2,215,563       2,214,871
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Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-CFL, Cl. G, 7.75%, 2/25/28                                                                  7,500,000       7,575,000
                                                                                                                    -------------
                                                                                                                      116,197,449
---------------------------------------------------------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 16.649%, 10/23/17(2)(4)                                                              40,947          10,378
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 18.904%, 10/23/17(2)(6)                                                              60,595          49,499
                                                                                                                    -------------
                                                                                                                           59,877
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Residential--1.0%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                                   874,376         855,245
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Ryland Mortgage Securities Corp. III, Sub. Bonds,
Series 1992-A, Cl. 1A, 8.256%, 3/29/30(3)                                                                 122,462         122,922
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Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
Series 2000-1, Cl. B1, 10.618%, 1/25/40                                                                 5,200,000       5,157,750
                                                                                                                    -------------
                                                                                                                        6,135,917
                                                                                                                    -------------
Total Mortgage-Backed Obligations (Cost $496,070,395)                                                                 494,118,021


6                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
=================================================================================================================================
U.S. Government Obligations--8.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 5/15/30                                                                  $ 25,290,000   $  26,827,177
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 5/15/06                                                                                         5,050,000       4,982,143
5%, 2/15/11(7)                                                                                          4,135,000       4,013,538
5.75%, 11/15/05                                                                                        15,565,000      16,033,896
                                                                                                                    -------------
Total U.S. Government Obligations (Cost $52,171,451)                                                                   51,856,754
=================================================================================================================================
Foreign Government Obligations--0.1%
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Ontario, Canada (Province of) Bonds, 8%, 10/17/01 (Cost $752,197)                                         750,000         758,272
=================================================================================================================================
Corporate Bonds and Notes--50.8%
---------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Alliant Techsystems, Inc., 8.50% Sr. Sub Nts., 5/15/11(1)                                                 300,000         304,500
---------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                             800,000         800,000
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                 800,000         792,000
---------------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Sub. Nts., 7/1/11(1)                                                         600,000         603,000
---------------------------------------------------------------------------------------------------------------------------------
MacDermid, Inc., 9.125% Sr. Sub. Nts., 7/15/11(1)                                                         450,000         454,500
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06(9)                                     600,000         471,000
                                                                                                                    -------------
                                                                                                                        3,120,500
 --------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.2%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                                 300,000         288,000
---------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Sub. Nts., 6/1/11(1)                                                   500,000         511,250
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                      500,000         360,000
---------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(2)(8)(9)                                   360,000              36
                                                                                                                    -------------
                                                                                                                        1,159,286
---------------------------------------------------------------------------------------------------------------------------------
Energy--0.9%
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                                     500,000         566,511
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., 6/1/11(1)                                         850,000         854,250
---------------------------------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03                                                                        375,000         404,335
---------------------------------------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                                                     400,000         326,000
---------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts., 1/15/02                                               55,000          56,121
---------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                         400,000         363,000
---------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                          725,000         768,500
---------------------------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(1)                                                              500,000         503,750
---------------------------------------------------------------------------------------------------------------------------------
TXU Australia Holdings Corp., 6.75% Sr. Unsec. Nts., 12/1/06(1)                                         2,000,000       1,883,008
                                                                                                                    -------------
                                                                                                                        5,725,475
---------------------------------------------------------------------------------------------------------------------------------
Financial--20.3%
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds, 8/6/09(1)                           5,000,000       4,920,100
---------------------------------------------------------------------------------------------------------------------------------
BCI U.S. Funding Trust I, 8.01% Bonds, 12/29/49(1)                                                     13,365,000      13,432,600
---------------------------------------------------------------------------------------------------------------------------------
BT Institutional Cap Trust A, 8.09% Bonds, 12/1/26(1)                                                   7,800,000       7,930,322
---------------------------------------------------------------------------------------------------------------------------------
Colonial Bank, 9.375% Sub. Nts., 6/1/11                                                                 3,900,000       3,963,601
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                                            450,000         443,250
---------------------------------------------------------------------------------------------------------------------------------
Den Norske Bank Holding ASA, 7.729% Nts., 6/29/49(1)                                                    3,250,000       3,196,905
---------------------------------------------------------------------------------------------------------------------------------
Dime Capital Trust I, 9.33% Capital Securities, Series A, 5/6/27                                       10,228,000      10,900,900


                            Oppenheimer Bond Fund/VA                           7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Dresdner Funding Trust II, 8.151% Bonds, 6/30/31(1)                                                  $  2,300,000   $   2,359,163
---------------------------------------------------------------------------------------------------------------------------------
ForeningsSparbanken AB (Swedbank), 9% Non-Cum. Capital Bonds, 12/29/49(1)(3)                            8,450,000       9,110,790
---------------------------------------------------------------------------------------------------------------------------------
KBC Bank Fund Trust III, 9.86% Bonds, 11/29/49(1)(3)                                                   10,700,000      12,010,226
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 6.75% Unsec. Unsub. Bonds, 4/15/11                                    6,500,000       6,466,336
---------------------------------------------------------------------------------------------------------------------------------
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25(1)                                                      9,500,000      10,271,809
---------------------------------------------------------------------------------------------------------------------------------
Oversea-Chinese Banking Corp. Ltd., 7.75% Unsec. Sub. Nts., 9/6/11                                     11,000,000      10,977,340
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc. 6.80% Medium-Term Nts., Series C, 12/21/05                                  5,720,000       5,696,634
---------------------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                                                        14,300,000      13,814,687
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.375% Unsec. Unsub. Nts., 1/20/06(2)                                          7,500,000       7,572,930
---------------------------------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts., 5/15/03                                                750,000         765,227
                                                                                                                    -------------
                                                                                                                      123,832,820
---------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.9%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                                 300,000         256,500
---------------------------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                                1,000,000       1,017,500
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.50% Sr. Unsec. Nts., 4/1/31                                                         3,250,000       3,213,584
---------------------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                                          800,000         814,000
                                                                                                                    -------------
                                                                                                                        5,301,584
---------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.9%
Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                                            500,000         517,093
---------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                                            450,000         461,250
---------------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14                                     5,450,000       4,276,288
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.75% Sr. Nts., 2/1/11(1)                                                          400,000         410,000
                                                                                                                    -------------
                                                                                                                        5,664,631
---------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.9%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11(1)                                                              600,000         576,000
---------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                                   300,000         293,250
---------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                                  950,000         954,750
---------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                                       700,000         700,000
9.125% Sr. Nts., 1/15/11(1)                                                                               400,000         405,000
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                     800,000         809,000
---------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                                   400,000         407,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                        300,000         309,750
---------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(10)                                                                         300,000         243,750
9.75% Sr. Nts., 6/15/07                                                                                   200,000         202,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                       550,000         566,500
                                                                                                                    -------------
                                                                                                                        5,467,000
---------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.4%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                              600,000         586,500
---------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11(1)                          600,000         588,000
---------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                                               275,000         284,625
9.75% Sr. Nts., 11/15/08(1)                                                                               125,000         128,750


8                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)
Magellan Health Services, Inc., 9.375% Sr. Nts., 11/15/07(1)                                         $    300,000   $     306,375
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                                                     800,000         834,000
                                                                                                                    -------------
                                                                                                                        2,728,250
---------------------------------------------------------------------------------------------------------------------------------
Housing--2.0%
Blum CB Corp., 11.25% Sr. Unsec. Sub. Nts., 6/15/11(1)                                                    300,000         296,250
---------------------------------------------------------------------------------------------------------------------------------
CPG Partners LP, 8.25% Unsec. Unsub. Nts., 2/1/11                                                       6,300,000       6,483,721
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                                                       400,000         388,000
9.75% Sr. Sub. Nts., 9/15/10                                                                              400,000         410,000
---------------------------------------------------------------------------------------------------------------------------------
KB Home, 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                              300,000         303,000
---------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                                  200,000         197,000
9.25% Sr. Nts., Series B, 3/15/07                                                                         800,000         792,000
---------------------------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                                                             3,600,000       3,542,774
                                                                                                                    -------------
                                                                                                                       12,412,745
---------------------------------------------------------------------------------------------------------------------------------
Information Technology--0.7%
Amkor Technology, Inc., 9.25% Sr. Nts., 2/15/08(1)                                                        400,000         378,000
---------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.50% Sr. Unsec. Sub. Nts., 2/1/09                                        400,000         392,000
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.90% Unsec. Nts., 7/15/01                                                   3,250,000       3,222,196
                                                                                                                    -------------
                                                                                                                        3,992,196
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.3%
AOL Time Warner, Inc., 7.625% Bonds, 4/15/31                                                            7,500,000       7,551,015
---------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(2)                                             250,000          88,750
---------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                              500,000         457,500
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                100,000          96,500
                                                                                                                    -------------
                                                                                                                        8,193,765
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.6%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                      6,500,000       6,436,417
---------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                   2,500,000       2,637,500
---------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                600,000         567,000
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Sub Nts., 7/1/11(1)                                                           250,000         251,250
                                                                                                                    -------------
                                                                                                                        9,892,167
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.5%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B, 2/1/08                                        1,300,000       1,196,000
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.25% Sr. Unsec. Nts., 4/1/07                                                                           3,000,000       2,857,500
10% Sr. Nts., 5/15/11(1)                                                                                  600,000         612,000
10.75% Sr. Unsec. Nts., 10/1/09                                                                           800,000         846,000
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                                900,000         904,500
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                      1,200,000       1,182,000
---------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                         500,000         520,000
---------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13(1)                                           400,000         386,000
---------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                                     1,000,000         665,000
                                                                                                                    -------------
                                                                                                                        9,169,000


                            Oppenheimer Bond Fund/VA                           9

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.5%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                          $    300,000   $     271,500
---------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(2)                                                          962,258         976,269
---------------------------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                                                      900,000         477,000
---------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                         300,000         259,500
---------------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Sub. Nts., 6/15/11(1)                                                     600,000         594,000
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(1)                                                             600,000         511,134
                                                                                                                    -------------
                                                                                                                        3,089,403
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--6.6%
Cable & Wire Optus Ltd., 8.125% Nts., 6/15/09(1)                                                        8,950,000       9,649,362
---------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.625% Sr. Nts., 7/15/10                                                    450,000         157,500
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 8.70% Sr. Nts., 8/1/07(1)                                                  650,000         497,250
---------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06                         1,250,000         850,000
---------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts., 3/15/08                                                500,000         222,500
---------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 11.375% Sr. Nts., 1/1/09                                                                 300,000         190,500
---------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                                   650,000         250,250
---------------------------------------------------------------------------------------------------------------------------------
Teleglobe, Inc., 7.70% Unsec. Debs., 7/20/29                                                            8,045,000       7,762,773
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                           400,000         362,000
---------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.:
7.75% Sr. Sub. Nts., 4/1/27                                                                             7,680,000       7,678,149
8.25% Bonds, 5/15/31                                                                                    1,920,000       1,888,395
8.875% Sr. Nts., 1/15/06                                                                               10,000,000      10,311,550
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 9.625% Sr. Nts., 10/1/07                                                       1,600,000         472,000
                                                                                                                    -------------
                                                                                                                       40,292,229
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--1.2%
American Cellular Corp., 9.50% Sr. Unsec. Sub. Nts., 10/15/09(1)                                        1,250,000       1,181,250
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09(1)                                                          750,000         703,125
---------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                                 300,000         291,750
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                                200,000         151,000
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                                             300,000         238,500
---------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(2)                                                              650,000         750,750
---------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06                           1,000,000       1,040,000
---------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(10)                                                                  700,000         563,500
10.25% Sr. Unsec. Nts., 2/1/09                                                                            400,000         368,000
---------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(10)                                            600,000         325,500
---------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                     500,000         487,500
---------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                             937,000       1,072,865
                                                                                                                    -------------
                                                                                                                        7,173,740
---------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.3%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                           500,000         490,000
9.125% Sr. Nts., 12/15/06                                                                                 800,000         824,000
---------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                         750,000         446,250
---------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                           500,000         177,500
                                                                                                                    -------------
                                                                                                                        1,937,750


10                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                     Principal      Market Value
                                                                                                     Amount         See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Service--2.4%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                             $    700,000   $     687,750
8.875% Sr. Sec. Nts., 4/1/08(1)                                                                           800,000         825,000
---------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                                     300,000         306,000
---------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., 2/1/09(1)                                     450,000         443,250
---------------------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                                      600,000         591,000
---------------------------------------------------------------------------------------------------------------------------------
MMCaps Funding I Ltd., Inc., 8.03% Sr. Nts., 6/15/31(1)                                                 7,150,000       7,024,875
---------------------------------------------------------------------------------------------------------------------------------
PHH Corp., 8.125% Nts., 2/3/03                                                                          4,550,000       4,615,843
---------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375%
Sr. Unsec. Nts., 8/15/05                                                                                  400,000         306,000
---------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(2)(8)(9)                                               800,000              80
                                                                                                                    -------------
                                                                                                                       14,799,798
---------------------------------------------------------------------------------------------------------------------------------
Transportation--0.7%
Amtran, Inc., 9.625% Nts., 12/15/05                                                                       800,000         684,000
---------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
8.01% Pass-Through Certificates, Series 1998-1C, 1/2/10                                                 2,359,263       2,348,788
9.375% Sr. Unsec. Nts., 11/15/06                                                                          300,000         217,500
---------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., 5/1/09(1)                                                         450,000         425,250
---------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.375% Nts., 1/15/06                                                                 625,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(1)                                           300,000         292,500
                                                                                                                    -------------
                                                                                                                        4,068,038
---------------------------------------------------------------------------------------------------------------------------------
Utility--6.9%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                                     750,000         740,625
8.875% Sr. Unsec. Nts., 2/15/11                                                                           700,000         687,750
---------------------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Sub. Nts., 8/30/10                                                  300,000         327,000
---------------------------------------------------------------------------------------------------------------------------------
AGL Capital Corp., 7.125% Sr. Unsec. Nts., 1/14/11                                                      7,000,000       6,872,649
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                                           6,500,000       6,276,264
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                                        800,000         834,889
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp., 6.75% Sr. Unsec. Unsub. Nts., 5/1/11                                                      1,800,000       1,775,016
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 8.625% Sr. Nts., 2/15/08(1)                                                 4,800,000       4,845,902
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625% Sr. Nts., 4/15/31(1)                                                             5,500,000       5,941,837
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                                                 500,000         558,338
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.50% Bonds, 1/15/31(1)                                                      2,900,000       2,725,959
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts., 12/1/10                                                    10,400,000      10,450,825
                                                                                                                    -------------
                                                                                                                       42,037,054
                                                                                                                    -------------
Total Corporate Bonds and Notes (Cost $313,401,023)                                                                   310,361,931

                                                                                                     Shares
=================================================================================================================================
Preferred Stocks--1.1%
---------------------------------------------------------------------------------------------------------------------------------
Centaur Funding Corp., 9.08% Cum., Series B(1) (Cost $6,480,881)                                            6,050       6,482,956
=================================================================================================================================
Common Stocks--0.0%
---------------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(2)(8)                                                                                    5,313          14,558
---------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.(8)                                                                                    7,645         188,067
                                                                                                                    -------------
Total Common Stocks (Cost $91,262)                                                                                        202,625


                           Oppenheimer Bond Fund/VA                           11

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                    Market Value
                                                                                                     Units          See Note 1
=================================================================================================================================
Rights, Warrants and Certificates--0.0%
---------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 (Cost $14,872)                                                     5,408   $      47,482

                                                                        Date       Strike            Contracts
---------------------------------------------------------------------------------------------------------------------------------
Options Purchased--0.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 5 yr., 9/19/01 Call (Cost $108,916)         7/27/01    105%                       455          28,437

                                                                                                     Principal
                                                                                                     Amount
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--2.9%
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 3.90%, dated 6/29/01, to be repurchased at $18,028,857 on 7/2/01, collateralized by U.S. Treasury Bonds,
7.125%--9.125%, 5/15/09--2/15/23, with a value of $1,865,570, U.S. Treasury Nts.,
6.125%--7.875%, 2/28/02--11/15/04, with a value of $12,673,141 and
U.S. Treasury Bills, 12/6/01, with a value of $3,852,974 (Cost $18,023,000)                          $ 18,023,000      18,023,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $935,195,012)                                                             152.0%    929,223,502
---------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                       (52.0)   (317,945,869)
                                                                                                     ------------   -------------
Net Assets                                                                                                  100.0%  $ 611,277,633
                                                                                                     ============   =============


(1) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $154,574,926 or 25.29% of the Fund's net assets as of June 30, 2001.

(2) Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.

(3) Represents the current interest rate for a variable or increasing rate security.

(4) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

(5) When-issued security to be delivered and settled after June 30, 2001.

(6) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

(7) Securities with an aggregate market value of $4,013,538 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

(8) Non-income-producing security.

(9) Issuer is in default.

(10) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


12                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


=================================================================================================================================
Assets
Investments, at value (cost $935,195,012)--see accompanying statement                                               $ 929,223,502
---------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                              9,512,829
Investments sold                                                                                                        9,214,112
Shares of beneficial interest sold                                                                                        128,730
Other                                                                                                                       3,662
                                                                                                                    -------------
Total assets                                                                                                          948,082,835
=================================================================================================================================
Liabilities
Bank overdraft                                                                                                          7,815,549
---------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $305,209,231 purchased on a when-issued basis)                                       327,380,477
Shares of beneficial interest redeemed                                                                                    860,136
Daily variation on futures contracts                                                                                      636,750
Closed foreign currency contracts                                                                                          69,003
Shareholder reports                                                                                                        35,060
Other                                                                                                                       8,227
                                                                                                                    -------------
Total liabilities                                                                                                     336,805,202
=================================================================================================================================
Net Assets                                                                                                          $ 611,277,633
                                                                                                                    =============
=================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                          $      55,748
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            641,516,149
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                                  21,084,765
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                                 (43,860,658)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                                               (7,518,371)
                                                                                                                    -------------
Net assets--applicable to 55,748,197 shares of beneficial interest outstanding                                      $ 611,277,633
                                                                                                                    =============
=================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                            $       10.96

See accompanying Notes to Financial Statements.


                            Oppenheimer Bond Fund/VA                          13

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


=================================================================================================================================
Investment Income
Interest                                                                                                            $  22,851,122
---------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                                 527,002
                                                                                                                    -------------
Total income                                                                                                           23,378,124
=================================================================================================================================
Expenses
Management fees                                                                                                         2,111,750
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                94,468
---------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                        80,802
---------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     11,265
---------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                               2,174
---------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      20,267
                                                                                                                    -------------
Total expenses                                                                                                          2,320,726
Less reduction to custodian expenses                                                                                      (16,437)
                                                                                                                    -------------
Net expenses                                                                                                            2,304,289
=================================================================================================================================
Net Investment Income                                                                                                  21,073,835
=================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                                   6,165,845
Closing of futures contracts                                                                                           (1,362,462)
Closing and expiration of option contracts written                                                                      1,970,813
Foreign currency transactions                                                                                            (421,364)
                                                                                                                    -------------
Net realized gain (loss)                                                                                                6,352,832
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                             2,514,638
Translation of assets and liabilities denominated in foreign currencies                                                   406,657
                                                                                                                    -------------
Net change                                                                                                              2,921,295
                                                                                                                    -------------
Net realized and unrealized gain (loss)                                                                                 9,274,127
=================================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                                 $ 30,347,962
                                                                                                                    =============

See accompanying Notes to Financial Statements.


14                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                     Six Months
                                                                                                     Ended          Year Ended
                                                                                                     June 30, 2001  December 31,
                                                                                                     (Unaudited)    2000
=================================================================================================================================
Operations
Net investment income (loss)                                                                         $ 21,073,835   $  44,270,094
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                6,352,832     (32,725,580)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                    2,921,295      21,128,933
                                                                                                     ------------   -------------
Net increase (decrease) in net assets resulting from operations                                        30,347,962      32,673,447
=================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                                  (44,272,510)    (45,437,709)
=================================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions                  62,857,574     (25,954,730)
=================================================================================================================================
Net Assets
Total increase (decrease)                                                                              48,933,026     (38,718,992)
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                   562,344,607     601,063,599
                                                                                                     ------------   -------------
End of period [including undistributed (overdistributed) net investment
income of $21,084,765 and $44,283,440, respectively]                                                 $611,277,633   $ 562,344,607
                                                                                                     ============   =============

See accompanying Notes to Financial Statements.


                            Oppenheimer Bond Fund/VA                         15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                      Six Months
                                                      Ended June 30,
                                                      2001           Year Ended December 31,
                                                      (Unaudited)    2000        1999         1998          1997        1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $11.25         $11.52      $12.32       $11.91        $11.63      $11.84
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .37            .94         .88          .72           .76         .69
Net realized and unrealized gain (loss)                    .22           (.29)      (1.06)         .07           .28        (.15)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations             .59            .65        (.18)         .79          1.04         .54
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.88)          (.92)       (.57)        (.20)         (.72)       (.74)
Distributions from net realized gain                        --             --        (.05)        (.18)         (.04)       (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders      (.88)          (.92)       (.62)        (.38)         (.76)       (.75)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.96         $11.25      $11.52       $12.32        $11.91      $11.63
                                                      ========       ========    ========     ========      ========    ========
================================================================================================================================
Total Return, at Net Asset Value(1)                       5.38%          6.10%      (1.52)%       6.80%         9.25%       4.80%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $611,278       $562,345    $601,064     $655,543      $520,078    $426,439
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $591,585       $557,873    $633,059     $586,242      $449,760    $296,253
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                     7.18%          7.94%       7.22%        6.31%         6.72%       6.72%
Expenses                                                  0.79%          0.76%       0.73%        0.74%(3)      0.78%(3)    0.78%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    143%           260%        256%          76%          117%         82%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


16                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies

Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer
Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock
Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2001, the Fund had entered into net outstanding when-issued or forward commitments of $305,209,231.

     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $471,116, representing less than 0.08% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                           Oppenheimer Bond Fund/VA                           17

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies (continued)

Repurchase Agreements. The Fund requires its custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $42,309,463. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                           Expiring
                           --------------------------------------------
                               2007                         $14,340,228
                               2008                          31,659,635
                              Total                         $45,999,863
                                                            ===========

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $547,392 decrease to cost of securities and a corresponding $547,392 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


18                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Six Months Ended June 30, 2001  Year Ended December 31, 2000
                                                     ------------------------------  ----------------------------
                                                     Shares         Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------
Sold                                                  11,177,258    $ 123,562,120      8,778,109    $  96,959,552
Dividends and/or distributions reinvested              4,099,306       44,272,509      4,250,487       45,437,709
Redeemed                                              (9,502,841)    (104,977,055)   (15,220,765)    (168,351,991)
                                                     -----------    -------------    -----------    -------------
Net increase (decrease)                                5,773,723    $  62,857,574     (2,192,169)   $ (25,954,730)
                                                     ===========    =============    ===========    =============

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $1,122,415,945 and $1,336,577,738, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.72%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.

================================================================================

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================

6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.


                            Oppenheimer Bond Fund/VA                          19

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

6. Futures Contracts (continued)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2001, the Fund had outstanding futures contracts as follows:

                                                                                           Unrealized
                                            Expiration     Number of      Valuation as of  Appreciation
Contract Description                        Date           Contracts      June 30, 2001    (Depreciation)
---------------------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Long Bond                              9/19/01        408            $40,927,500      $  (754,781)
U.S. Treasury Nts., 10 yr.                  9/19/01        585             60,264,141         (720,281)
                                                                                           ------------
                                                                                           $(1,475,062)
                                                                                           ============

================================================================================

7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


20                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

7. Option Activity (continued)

Written option activity for the six months ended June 30, 2001, was as follows:

                                                     Call Options                    Put Options
                                                     -----------------------------   ----------------------------
                                                     Number of         Amount of     Number of        Amount of
                                                     Contracts (000s)  Premiums      Contracts (000s) Premiums
-----------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2000               --           $        --        --          $        --
Options written                                        3,767             1,016,696     5,173            1,879,026
Options closed or expired                             (3,767)           (1,016,696)   (4,923)          (1,837,307)
Options exercised                                                               --      (250)             (41,719)
                                                     -------           -----------   -------          -----------
Options outstanding as of June 30, 2001                   --           $        --        --          $        --
                                                     =======           ===========   =======          ===========

================================================================================

8. Illiquid or Restricted Securities

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $57,530,989, which represents 9.41% of the Fund's net assets, of which $7,587,488 is considered restricted. Information concerning restricted securities is as follows:

                                                                                  Valuation Per      Unrealized
                                                     Acquisition       Cost       Unit as of         Appreciation
Security                                             Date              Per Unit   June 30, 2001      (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Bonds
Simon Property Group LP, 7.375%
Unsec. Unsub. Nts., 1/20/06                          1/11/01           99.72%     100.97%            $94,305

Stocks and Warrants
Aurora Foods, Inc.                                   9/18/00           $  --      $2.74               14,558


                            Oppenheimer Bond Fund/VA                          21

--------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


================================================================================

Officers and Trustees                James C. Swain, Trustee,
                                       CEO and Chairman of the Board
                                     Bridget A. Macaskill, Trustee and President
                                     William L. Armstrong, Trustee
                                     Robert G. Avis, Trustee
                                     George C. Bowen, Trustee
                                     Edward L. Cameron, Trustee
                                     Jon S. Fossel, Trustee
                                     Sam Freedman, Trustee
                                     C. Howard Kast, Trustee
                                     Robert M. Kirchner, Trustee
                                     F.  William Marshall, Jr., Trustee
                                     John S. Kowalik, Vice President
                                     David P. Negri, Vice President
                                     Andrew J. Donohue,
                                       Vice President and Secretary
                                     Brian W. Wixted, Treasurer
                                     Robert J. Bishop, Assistant Treasurer
                                     Scott T. Farrar, Assistant Treasurer
                                     Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor                   OppenheimerFunds, Inc.

================================================================================

Transfer Agent                       OppenheimerFunds Services

================================================================================

Custodian of Portfolio Securities    The Bank of New York

================================================================================

Independent Auditors                 Deloitte & Touche LLP

================================================================================

Legal Counsel                        Myer, Swanson, Adams & Wolf, P.C.

                                     The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                     For more complete information about
                                     Oppenheimer Bond Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor or call OppenheimerFunds, Inc. at 1.800.981.2871.

                                     (C)Copyright 2001 OppenheimerFunds, Inc.
                                     All rights reserved.


22                         Oppenheimer Bond Fund/VA